Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 3 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	September 30, 2023	December 31, 2022

Accounts payable and accrued liabilities	$269,159	$289,955
Credit cards payable	14,517	6,072
Accrued interest	303,965	28,111
	$587,641	$324,138